Stock-Based Employee Compensation - Summary of Non-Vested Shares (Detail) (USD $)	12 Months Ended
Dec. 25, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Non-vested shares, Beginning balance
Non-vested shares, Granted	830,000
Non-vested shares, Vested
Non-vested shares, Canceled	(5,000)
Non-vested shares, Ending balance	825,000
Non-vested shares, Weighted average Grant-Date Fair Value, Beginning balance
Non-vested shares, Weighted average Grant-Date Fair Value, Granted	$ 4.93
Non-vested shares, Weighted average Grant-Date Fair Value, Vested
Non-vested shares, Weighted average Grant-Date Fair Value, Canceled	$ 4.82
Non-vested shares, Weighted average Grant-Date Fair Value, Ending balance	$ 4.93